SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Credit Loss [Abstract]
Accounts receivable	$ 3,637	$ 4,798	$ 5,669
Less: allowance for doubtful accounts	(18)	(23)	(34)
Accounts receivable, net	$ 3,619	$ 4,775	$ 5,635